245 Summer Street

Fidelity® Investments

Boston, MA 02210

March 20, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105

Fidelity Flex Inflation-Protected Bond Index Fund
Fidelity Flex International Index Fund
Fidelity Flex Mid Cap Index  Fund
Fidelity Flex Short-Term Bond Fund
Fidelity Flex Small Cap Index Fund
Fidelity Flex U.S. Bond Index Fund (the funds)

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant

Marc Bryant

Secretary of the Trust